CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 29	$ 331
Restricted cash	0	1,125
Trade receivables, net of provision of $1,313 and $1,336 for 2012 and 2011, respectively	1,230	3,324
Insurance claims	276	627
Due from related party	346	563
Inventories	521	603
Deferred charges - current portion	0	330
Prepayments and other	389	500
Vessels held for sale	32,792	45,272
Total current assets	35,583	52,675
Vessels, net	75,690	81,419
Deferred charges, net of current	3,086	886
Total non-current assets	78,776	82,305
Total assets	114,359	134,980
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	13,809	7,958
Accrued liabilities	2,834	1,897
Unearned revenue	204	216
Due to related party	94	84
Derivative financial instruments	446	760
Bank loans	89,169	88,946
Total current liabilities	106,556	99,861
Total liabilities	106,556	99,861
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY:
Preferred stock, $0.001 par value; 5,000,000 shares authorized, none issued	0	0
Common stock, $0.001 par value; 250,000,000 shares authorized, 1,362,830 and 647,562 shares issued and outstanding at December 31, 2012 and 2011, respectively	2	1
Additional paid-in capital	131,335	127,764
Accumulated deficit	(123,534)	(92,646)
Total shareholders' equity	7,803	35,119
Total liabilities and shareholders' equity	$ 114,359	$ 134,980